PGIM Real Assets Fund
Consolidated Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Affiliated Mutual Funds
PGIM Floating Rate Income Fund (Class R6)	397,765	$3,846,393
PGIM Global Real Estate Fund (Class R6)	484,772	13,108,246
PGIM Jennison Global Infrastructure Fund (Class R6)	613,103	9,852,560
PGIM Jennison MLP Fund (Class R6)	1,839,301	10,851,876
PGIM Jennison Natural Resources Fund (Class R6)	234,922	10,242,611
PGIM QMA Commodity Strategies Fund (Class R6)*	2,276,056	27,358,190
PGIM Select Real Estate Fund (Class R6)	882,560	13,035,418
PGIM Short Duration High Yield Income Fund (Class R6)	424,350	3,853,095
PGIM TIPS Fund (Class R6)	1,609,350	17,429,256

Total Long-Term Investments (cost $89,448,531)(wd)		109,577,645

Short-Term Investments 1.7%
Affiliated Mutual Fund 0.8%
PGIM Core Ultra Short Bond Fund (cost $862,574)(bb)(wd)	862,574	862,574

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(bb)(k)(n) 0.9%
U.S. Treasury Bills (cost $999,943)	0.045%	09/16/21	1,000	999,947

Total Short-Term Investments (cost $1,862,517)				1,862,521

TOTAL INVESTMENTS 100.0% (cost $91,311,048)				111,440,166
Liabilities in excess of other assets(z) (0.0)%				(47,433)

Net Assets 100.0%				$111,392,733

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

MLP—Master Limited Partnership
TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

PGIM Real Assets Fund
Consolidated Schedule of Investments as of July 31, 2021 (unaudited) (continued)
(n)	Rate shown is the effective yield at purchase date.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at July 31, 2021(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
5	Gold 100 OZ	Dec. 2021	$908,600	$6,338
1	Silver	Sep. 2021	127,735	(2,992)
				$3,346

(1)    Represents positions held in the Cayman Subsidiary.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2